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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Guy Wyser-Pratte
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Title:  President
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

/s/ Guy Wyser-Pratte
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[Signature]

New York, NY
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[City, State]

11/7/2000
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        None
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Form 13F Information Table Entry Total:
        21
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Form 13F Information Table Value Total:
     $252,745       (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AXA Financial Inc              com              002451102     2053    40300 SH       SOLE                    40300
Alteon Websystems Inc          com              02145a109     5680    52400 SH       SOLE                    52400
Bestfoods                      com              08658u101    22647   311300 SH       SOLE                   311300
Boise Cascade Corp             com              097383103     2125    80000 SH       SOLE                    80000
Delta & Pine Land Co LTD       com              247357106    34001  1323600 SH       SOLE                  1323600
Dexter Corp                    com              252165105    47796   645100 SH       SOLE                   645100
*Dupont EI De Nem              com              263534109      627    15143 SH       SOLE                    15143
*Flextronics Int'l LTD         com              y2573f102      278     3381 SH       SOLE                     3381
Geltex Pharmaceuticals         com              368538104     4283    91500 SH       SOLE                    91500
*JDS Uniphase                  com              46612j101     1817    19190 SH       SOLE                    19190
Lycos Inc                      com              550818108    19591   284900 SH       SOLE                   284900
Mallinkrodt Inc                com              561232109    24332   533300 SH       SOLE                   533300
*Motorola Inc                  com              620076109     1983    70206 SH       SOLE                    70206
Nabisco Holdings Corp Cl A     com              629526104     4015    74700 SH       SOLE                    74700
*SBC Comms Inc                 com              78387G103      780    15599 SH       SOLE                    15599
Teleglobe Inc                  com              87941v100     7165   341200 SH       SOLE                   341200
Union Carbide Corp             com              905581104    11748   311200 SH       SOLE                   311200
Unisys Corp                    com              909214108     9034   803000 SH       SOLE                   803000
*Alcatel Spon ADR              adr              013904305     5200    82710 SH       SOLE                    82710
Havas Advertising Spons ADR    adr              419313101    21114  1443660 SH       SOLE                  1443660
Smithkline Beecham PLC ADR     adr              832378301    26476   385800 SH       SOLE                   385800

*Note: Investment Advisor had identical SHORT positions in these securities as of 09/30/2000.

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